Treasury Shares - Additional Information (Detail)							12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 23, 2019 CNY (¥) shares	Apr. 12, 2019 USD ($) $ / shares shares	Apr. 12, 2019 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 13, 2018 USD ($)
Equity, Class of Treasury Stock [Line Items]
Treasury stock, amount							$ 53,797,159	¥ 371,551,131
Cancelled shares							71,645,824	71,645,824
Class A Voting Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining balance of treasury shares							11,790,855	11,790,855
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock, amount	$ 574,026,622	¥ 3,934,156,758	$ 195,000,000	¥ 1,393,723,500	$ 103,191,319	¥ 693,517,898	$ 2,258,112	¥ 15,528,092	$ 209,919,048	¥ 1,410,222,466
Share Repurchase Program [Member] | Class A Voting Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased	83,613,291	83,613,291	26,169,241	26,169,241	18,173,885	18,173,885	1,495,291	1,495,291	33,237,759	33,237,759
ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchased shares, average price | $ / shares							$ 4.563
ADS [Member] | Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized share to be repurchased, maximum aggregate value | $											$ 300,000,000
Cancelled shares, value									$ 157,495,891	¥ 1,048,092,142
Number of shares repurchased	83,613,291	83,613,291			18,173,885	18,173,885	1,495,291	1,495,291	33,237,759	33,237,759
Repurchased shares, average price | $ / shares	$ 6.865		$ 7.451		$ 5.678		$ 1.510		$ 6.316
Cancelled shares									27,302,698	27,302,698
ADS [Member] | Forward Share Repurchase Agreement [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized share to be repurchased, maximum aggregate value | $			$ 195,000,000
Number of shares repurchased			26,169,241	26,169,241